U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2




1.

Name and address of issuer:
Smith Barney Investment Funds Inc.
388 Greenwich Street
New York, NY 10013


2.

Name of each series or class of securities for which this Form is filed
 (If the Form is being filed for all series
and classes of securities of the issuer, check
 the box but do not list series of classes):                               [X]


3.

Investment Company Act File Number:
811-3275
Securities Act File Number:
2-74288


4.(a)

Last day of fiscal year for which this Form is filed:
December 31, 1999

4.(b)
[   ]    Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4.(c)
[   ]    Check box if this is the last time the issuer will be filing this form.


5.

Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $ 703,740,756


(ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $ 727,558,738


(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission: $ ______0___


(iv) Total available redemption credits [add Item 5(ii) and (iii): - $ 727,558,738


(v)  Net sales - if Item 5(i) is greater than Item 5(iv)
      [subtract Item 5(iv)from Item 5(i)]: $ 0


(vi)  Redemption credits available for use in future years       $_(23,817,982)
       -if Item 5(i) is less than Item 5(iv) [subtract Item
        5(iv) from Item 5(i):



(vii)Multiplier for determining registration fee                 x _0.000264



(viii) Registration fee due [multiply Item 5(v) by Item
         5(vii) (enter *0* if no fee is due): = $ 0

6.
Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under
the Securities Act of 1933 pursuant to rule 24e-2 as in effect before
 [effective date of rescisison of rule 24e-
2], then report the amount of securities (number of shares or other units)
 deducted here: ________.  If there
is a number of shares of other units that were registered pursuant to rule
 24e-2 remaining unsold at the end of
the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then
state that number here: __________.
7.
Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year:
+ $___0_______


8.
Total of the amount of the registration fee due plus any interest due [line
 5(viii) plus line 7]:

                             = _$ 0

9.
Date the registration fee and any interest payment was sent to the
 Commission's lockbox depository:
CIK# 355747

      Method of Delivery:

                                      [X]        Wire Transfer
                                      [   ]         Mail or other means


SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and
on the dates indicated.

By (Signature and Title)* ___________________________________
             _Marianne Motley - Assistant Treasurer_______

Date: 03/10/00

*Please print the name and title of the signing officer below the signature.






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